STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Income/(Loss)	$ 1,009,357	$ (250,257)	$ (428,458)	$ 94,115
Changes in Operating Assets and Liabilities
Accounts receivable, net	461,002	(121,650)	(345,929)	23,372
Prepaid insurance	(21,215)	(9,171)	2,945	32,949
Depreciation	18,834	47,465
Accounts payable	405,822	329,744	343,172	33,742
Accrued Interest	42,600		(49,035)
Payroll liability - Pension	(108,825)	(102,571)	(162,614)	77,237
Net Cash (Used)/provided in Operating Activities	1,807,575	(106,440)	258,139	276,739
Cash Flows Used/(Provided) from Investing Activities
Building improvements	(505)	(122,226)	224,132
Equipment	(8,000)	(25,535)
Sales of Vehicle		21,500
Net Cash Used by Investing Activities	(8,505)	(126,261)	(230,175)	(524,552)
Cash Provided/(Used) from Financing Activities
Loan principle payments	(36,709)	(45,677)	(180,298)	(227,097)
Net adjustments, Equity		(125,316)
Net Cash Provided by Financing Activities	(36,709)	(170,993)	(930,112)	(678,835)
Net Increase (Decrease) in Cash	1,762,360	(403,693)	(902,148)	(926,648)
Cash at Beginning of Period	1,227,654	2,129,801	2,129,801
Cash at End of Period	2,990,014	1,726,108	1,227,654	2,129,801
Supplemental Cash Flow Information:
Income Taxes Paid			10,350	33,923
Interest Paid	97,862	24,628	105,826	$ 59,439
Supplemental disclosure of non-cash financing activities:
Operating leases - right of use asset	302,695		302,695
Operating leases - lease liability	$ 294,387		$ 294,387